Commitments and Contingencies - Additional Information (Detail) $ in Thousands	1 Months Ended		2 Months Ended	12 Months Ended
	May. 31, 2015 USD ($) Claim	Oct. 31, 2012 Claim	Aug. 31, 2012 Claim	May. 31, 2015 USD ($) Claim Plaintiff	May. 31, 2014 USD ($)	May. 31, 2013 USD ($)
Operating Leased Assets [Line Items]
Rent expenses for cancelable and non-cancelable leases				$ 157,523	$ 142,032	$ 137,046
Equity ownership interest	50.00%			50.00%
Capital commitment paid	$ 3,672			$ 3,672
Number of federal securities class actions filed | Claim			4
Number of federal securities class actions dismissed | Claim		1
Number of federal securities class actions pending | Claim	3			3
Number of plaintiff currently pending | Plaintiff				1
Litigation settlement amount				$ 4,750
Maximum [Member]
Operating Leased Assets [Line Items]
Lease term				10 years
Equity ownership interest	50.00%			50.00%
Third Party [Member]
Operating Leased Assets [Line Items]
Equity ownership interest	36.00%			36.00%
Cash consideration	$ 2,904
Third Party [Member] | Plan [Member]
Operating Leased Assets [Line Items]
Capital commitment paid	$ 1,836			$ 1,836
Final Settlement [Member]
Operating Leased Assets [Line Items]
Litigation settlement amount				$ 3,500